Shareholder Report, Average Annual Return (Details)	12 Months Ended
Jul. 31, 2024
LAFFER|TENGLER Equity Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	15.11%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.03%
Laffer|Tengler Equity Income ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent	15.25%